Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Other Intangible Assets [Abstract]
2015	$ 88,095
2016	85,499
2017	83,742
2018	77,836
2019	71,910
Thereafter	173,345
Net book value of other intangible assets	$ 597,903	$ 622,330